CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income
Loans, including fees	$ 38,776	$ 40,048
Taxable securities	3,763	4,710
Tax-exempt securities	2,211	1,895
Federal funds sold and other	131	109
Total interest and dividend income	44,881	46,762
Interest expense
Deposits	2,788	3,800
Federal Home Loan Bank advances	1,358	1,530
Subordinated debentures	740	833
Securities sold under agreements to repurchase	21	21
Total interest expense	4,907	6,184
Net interest income	39,974	40,578
Provision for loan losses	1,100	6,400
Net interest income after provision for loan losses	38,874	34,178
Noninterest income
Service charges	4,201	4,329
Net gain on sale of securities	204	40
Net gain on sale of loans	461	624
ATM fees	1,996	1,868
Trust fees	2,627	2,163
Bank owned life insurance	555	627
Computer center item processing fees	248	259
Net gain on sale of other real estate owned	120	118
Other	1,650	1,172
Total noninterest income	12,062	11,200
Noninterest expense
Salaries, wages and benefits	24,758	20,487
Net occupancy expense	2,209	2,159
Equipment expense	1,273	1,223
Contracted data processing	1,074	962
FDIC Assessment	1,008	847
State franchise tax	1,130	1,059
Professional services	1,677	1,505
Amortization of intangible assets	846	974
ATM expense	650	630
Marketing expense	634	625
Repossession expense	964	1,186
Other operating expenses	7,161	6,417
Total noninterest expense	43,384	38,074
Income before income taxes	7,552	7,304
Income taxes	1,373	1,725
Net income	6,179	5,579
Preferred stock dividends and discount accretion	1,159	1,193
Net income available to common shareholders	$ 5,020	$ 4,386
Earnings per common share, basic	$ 0.65	$ 0.57
Earnings per common share, diluted	$ 0.64	$ 0.57